Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Consolidated profit for the year	€ 265,327	€ 708,990	€ 648,644
Items for reclassification to profit or loss
Translation differences	811,683	(747,221)	33,256
Equity accounted investees (note 11) / Translation differences	(95,939)	21,916	(4,360)
Cash flow hedges - effective portion of changes in fair value	5,306	0	0
Cash flow hedges - amounts taken to profit or loss	(1,133)	0	0
Tax effect	(1,043)	0	0
Other	286	(252)	(349)
Other comprehensive income for the year, after tax	719,160	(725,557)	28,547
Total comprehensive income for the year	984,487	(16,567)	677,191
Total comprehensive income attributable to the Parent	797,762	1,408	641,772
Total comprehensive income attributable to non-controlling interests	€ 186,725	€ (17,975)	€ 35,419